Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 1,072,589	$ 1,015,504
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00417%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
Open tax years	2012	2011	2010	2009
Millburn Multi-Markets Fund L.P. [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Administration fee, per month	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
General and Administrative Expense	1,430,338	1,487,037
Percentage of month end net asset value, monthly rate	0.00417%
Open tax years	2012	2011	2010	2009
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	514,466	697,043
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
General and Administrative Expense	56,006	113,431
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	22,181
Number of installments, monthly	60
Reimbursement installment payment, monthly	673
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	1,346
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	$ 40,383